SLM Student Loan Trust 2006-7
Quarterly Servicing Report

Distribution Date	10/25/2006
Collection Period	08/10/2006 — 09/30/2006

SLM Funding LLC	-	Depositor
Sallie Mae Inc.	-	Servicer and Administrator
Deutsche Bank	-	Indenture Trustee
Chase Bank USA, National Association	-	Eligible Lender Trustee
SLM Investment Corp	-	Excess Distribution Certificateholder

I. 2006-7 Deal Parameters

	Student Loan Portfolio Characteristics		08/10/2006	Activity	09/30/2006
A	i	Portfolio Balance	$2,488,948,192.23	($7,214,048.34)	$2,481,734,143.89
	ii	Interest to be Capitalized	2,704,789.96		4,678,184.18

	iii	Total Pool	$2,491,652,982.19		$2,486,412,328.07

	iv	Capitalized Interest	$85,000,000.00		$81,904,586.23
	v	Add-on Consolidation Loan Account	12,500,000.00		10,335,402.65
	vi	Specified Reserve Account Balance	6,281,821.00		6,241,869.33

	vii	Total Adjusted Pool	$2,595,434,803.19		$2,584,894,186.28

B	i	Weighted Average Coupon (WAC)	4.868%		4.869%
	ii	Weighted Average Remaining Term	272.40		272.71
	iii	Number of Loans	152,641		152,487
	iv	Number of Borrowers	93,039		92,924
	v	Aggregate Outstanding Principal Balance - T-Bill	$3,093,536.83		$2,982,500.95
	vi	Aggregate Outstanding Principal Balance - T-Bill—Other *	$3,547,545.29		$3,599,776.46
	vii	Aggregate Outstanding Principal Balance - Commercial Paper	$2,485,011,900.07		$2,479,830,050.66
	viii	Pool Factor	1.000000000		0.989526827

						% of		% of
	Notes			Spread	Balance 08/10/2006	O/S Securities	Balance 10/25/2006	O/S Securities
C	i	A-1 Notes	78443GAA3	-0.040%	$159,000,000.00	6.106%	$159,000,000.00	6.106%
	ii	A-2 Notes	78443GAB1	-0.010%	406,000,000.00	15.591%	406,000,000.00	15.591%
	iii	A-3 Notes	78443GAC9	0.020%	175,000,000.00	6.720%	175,000,000.00	6.720%
	iv	A-4 Notes	78443GAD7	0.070%	457,000,000.00	17.550%	457,000,000.00	17.550%
	v	A-5 Notes	78443GAE5	0.100%	418,890,000.00	16.086%	418,890,000.00	16.086%
	vi	A-6A Notes	78443GAF2	0.160%	730,000,000.00	28.034%	730,000,000.00	28.034%
	vii	A-6B Notes	78443GAG0	Auction	90,000,000.00	3.456%	90,000,000.00	3.456%
	viii	A-6C Notes	78443GAH8	Auction	90,000,000.00	3.456%	90,000,000.00	3.456%
	ix	B Notes	78443GAJ4	0.200%	78,120,000.00	3.000%	78,120,000.00	3.000%

	x	Total Notes			$2,604,010,000.00	100.000%	$2,604,010,000.00	100.000%

	Reserve Account		08/10/2006	10/25/2006
D	i	Required Reserve Acct Deposit (%)	0.25%	0.25%
	ii	Reserve Acct Initial Deposit ($)	$6,281,821.00
	iii	Specified Reserve Acct Balance ($)	$6,281,821.00	$6,241,869.33
	iv	Reserve Account Floor Balance ($)	$3,769,093.00	$3,769,093.00
	v	Current Reserve Acct Balance ($)	$6,281,821.00	$6,241,869.33

	Other Accounts		08/10/2006	10/25/2006
E	i	Add-on Consolidation Loan Account	$12,500,000.00	$10,335,402.65
	ii	Capitalized Interest Account	$85,000,000.00	$81,904,586.23
	iii	Supplemental Purchase Account	$8,575,586.34	$0.00
	iv	Future Distribution Account	$0.00	$13,769,325.74
	v	Floor Income Rebate Account	$0.00	$461.42

	Asset/Liability		08/10/2006	10/25/2006
F	i	Total Adjusted Pool + Supplemental Purchase Acct Balance	$2,604,010,389.53	$2,584,894,186.28
	ii	Total Outstanding Balance Notes	$2,604,010,000.00	$2,604,010,000.00
	iii	Difference	$389.53	$(19,115,813.72)
	iv	Parity Ratio	1.00329	0.99266

*	See pg A-2 of the prospectus supplement for more information on this category.

II. 2006-7 Transactions from:	08/10/2006	through:	09/30/2006

A	Student Loan Principal Activity
	i	Regular Principal Collections	$19,037,242.27
	ii	Principal Collections from Guarantor	333,376.00
	iii	Principal Reimbursements	987,722.23

	iv	Other System Adjustments	0.00

	v	Total Principal Collections	$20,358,340.50

B	Student Loan Non-Cash Principal Activity
	i	Other Adjustments	$461.38
	ii	Capitalized Interest	(3,073,079.53)

	iii	Total Non-Cash Principal Activity	$(3,072,618.15)

C	Student Loan Principal Purchases		$(10,071,674.01)

D	Total Student Loan Principal Activity		$7,214,048.34

E	Student Loan Interest Activity
	i	Regular Interest Collections	$9,627,261.07
	ii	Interest Claims Received from Guarantors	2,182.88
	iii	Collection Fees/Returned Items	1,025.49
	iv	Late Fee Reimbursements	41,020.84
	v	Interest Reimbursements	3,739.17
	vi	Other System Adjustments	0.00
	vii	Special Allowance Payments	0.00
	viii	Subsidy Payments	0.00

	ix	Total Interest Collections	$9,675,229.45

F	Student Loan Non-Cash Interest Activity
	i	Interest Accrual Adjustment	$(857.60)
	ii	Capitalized Interest	3,073,079.53

	iii	Total Non-Cash Interest Adjustments	$3,072,221.93

G	Student Loan Interest Purchases		$(18,157.20)

H	Total Student Loan Interest Activity		$12,729,294.18

I	Non-Reimbursable Losses During Collection Period		$0.00
J	Cumulative Non-Reimbursable Losses to Date		$0.00

III. 2006-7	Collection Account Activity	08/10/2006	through	09/30/2006

A	Principal Collections
	i	Principal Payments Received	$9,361,676.22
	ii	Consolidation Principal Payments	10,008,942.05
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	3,955.05
	v	Reimbursements by Servicer	26.33
	vi	Re-purchased Principal	983,740.85

	vii	Total Principal Collections	$20,358,340.50

B	Interest Collections
	i	Interest Payments Received	$9,567,319.12
	ii	Consolidation Interest Payments	62,124.83
	iii	Reimbursements by Seller	0.00
	iv	Borrower Benefits Reimbursements	0.00
	v	Reimbursements by Servicer	0.04
	vi	Re-purchased Interest	3,739.13
	vii	Collection Fees/Return Items	1,025.49
	viii	Late Fees	41,020.84

	ix	Total Interest Collections	$9,675,229.45

C	Other Reimbursements		$78,572.71

D	Reserves in Excess of the Requirement		$39,951.67

E	Administrator Account Investment Income		$0.00

F	Investment Earnings for Period in Trust Accounts		$903,155.10

G	Funds borrowed from previous distribution		$0.00

H	Return funds borrowed for previous distribution		$0.00

I	Funds Released from Capitalized Interest Account		$3,095,413.77

J	Excess Transferred from Supplemental Loan Purchase Account		$668,509.68

K	Excess Transferred from Add-on Consolidation Loan Account		$0.00

L	Initial Deposits into Collection Account		$1,300,000.00

M	TOTAL AVAILABLE FUNDS		$36,119,172.88
	LESS FUNDS PREVIOUSLY REMITTED/SET ASIDE:
		i Consolidation Loan Rebate Fees to Dept. of Education	$(4,376,482.06)
		ii Funds Allocated to the Future Distribution Account	$(13,613,592.04)
		iii Funds Released from the Future Distribution Account	$11,123,406.07
		iv Funds Allocated to the Floor Income Rebate Account	$(461.42)
		v Funds Released from the Floor Income Rebate Account	$0.00

N	NET AVAILABLE FUNDS		$29,252,043.43

O	Servicing Fees Due for Current Period		$1,037,245.43

P	Carryover Servicing Fees Due		$0.00

Q	Administration Fees Due		$20,000.00

R	Total Fees Due for Period		$1,057,245.43

IV. 2006-7 Future Distribution Account Activity

A	Account Reconciliation

	i	Beginning Balance	08/10/2006	$—
	ii	Total Allocations for Distribution Period (to future distribution account)		$13,613,592.04
	iii	Total Payments for Distribution Period (from future distribution account)		$(2,490,185.97)
	iv	Adjustment for Rounding		$0.00
	v	Funds Released to the Collection Account (from future distribution account)		$(11,123,406.07)

	vi	Total Balance Prior to Current Month Allocations		$0.00

	vii	Ending Balance	10/25/2006	$13,769,325.74

B	Monthly Allocations to the Future Distribution Account

	Monthly Allocation Date		09/25/2006
	i	Primary Servicing Fees		$1,037,245.43
	ii	Administration fees		6,666.67
	iii	Broker Dealer, Auction Agent and Remarketing Fees		53,097.50
	iv	Interest Accrued on the Class A Notes		12,516,582.44

	v	Total Allocations		$13,613,592.04

C	Total Future Distribution Account Deposits Previously Allocated			$13,613,592.04

D	Current Month Allocations		10/25/2006
	i	Primary Servicing Fees		$1,034,055.89
	ii	Administration fees		6,666.67
	iii	Broker Dealer, Auction Agent and Remarketing Fees		26,152.50
	iv	Interest Accrued on the Class A Notes		12,702,450.68

	v	Allocations on the Distribution Date		$13,769,325.74

V. 2006-7 Auction Rate Security Detail

A Auction Rate Securities — Payments During Distribution Period
i	Payment Date *	Security Description	Interest Rate	No. of Days	Start Date	End Date	Interest Payment	Broker/Dealer Fees	Auction Agent Fees
	08/17/2006	SLM 2006-7 A-6B	5.260000%	7	08/10/2006	08/17/2006	$92,050.00	$2,625.00	$148.75
	08/21/2006	SLM 2006-7 A-6C	5.260000%	11	08/10/2006	08/21/2006	$144,650.00	$4,125.00	$233.75
	09/14/2006	SLM 2006-7 A-6B	5.230000%	28	08/17/2006	09/14/2006	$366,100.00	$10,500.00	$595.00
	09/18/2006	SLM 2006-7 A-6C	5.230000%	28	08/21/2006	09/18/2006	$366,100.00	$10,500.00	$595.00
	10/12/2006	SLM 2006-7 A-6B	5.230000%	28	09/14/2006	10/12/2006	$366,100.00	$10,500.00	$595.00
	10/16/2006	SLM 2006-7 A-6C	5.230000%	28	09/18/2006	10/16/2006	$366,100.00	$10,500.00	$595.00
* The record date for an auction rate security is two New York business days prior to the payment date.

ii	Auction Rate Note Interest Paid During Distribution Period						$1,701,100.00
iii	Broker/Dealer Fees Paid During Distribution Period			08/10/2006 - 10/25/2006			48,750.00
iv	Auction Agent Fees Paid During Distribution Period			08/10/2006 - 10/25/2006			2,762.50
v	Primary Servicing Fees Remitted to the Servicer			08/10/2006 - 10/25/2006			737,573.47

vi	Total						$2,490,185.97
	- Less: Auction Rate Security Interest Payments due on the Distribution Date						$—
	- Less: Auction Rate Security Broker Dealer Fees due on the Distribution Date						$—
	- Less: Auction Rate Security Auction Agent Fees due on the Distribution Date						$—

B Total Payments Out of Future Distribution Account During Distribution Period							$2,490,185.97

C Funds Released to Collection Account							$11,123,406.07

D Auction Rate Student Loan Rates				Sep-06
				6.131%

VI. 2006-7 Portfolio Characteristics

	Weighted Avg Coupon		# of Loans		% *		Principal Amount		% *
STATUS	08/10/2006	09/30/2006	08/10/2006	09/30/2006	08/10/2006	09/30/2006	08/10/2006	09/30/2006	08/10/2006	09/30/2006
INTERIM:
In School

Current	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

Grace

Current	0.000%	0.000%	0	0	0.000%	0.000%	0.00	0.00	0.000%	0.000%

TOTAL INTERIM	0.000%	0%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

REPAYMENT
Active
Current	5.055%	5.058%	114,273	95,257	74.864%	62.469%	$1,784,442,520.93	$1,457,256,460.34	71.695%	58.719%
31-60 Days Delinquent	4.424%	5.175%	956	8,647	0.626%	5.671%	16,481,954.18	134,206,636.93	0.662%	5.408%
61-90 Days Delinquent	4.382%	4.684%	422	529	0.276%	0.347%	7,985,808.19	9,836,349.77	0.321%	0.396%
91-120 Days Delinquent	4.561%	4.834%	223	314	0.146%	0.206%	4,009,859.45	5,198,702.37	0.161%	0.209%
> 120 Days Delinquent	4.346%	4.361%	278	404	0.182%	0.265%	4,574,482.22	7,009,251.89	0.184%	0.282%

Deferment
Current	4.363%	4.430%	32,470	40,159	21.272%	26.336%	575,739,546.39	704,689,308.46	23.132%	28.395%

Forbearance
Current	4.563%	4.860%	4,009	7,144	2.626%	4.685%	95,604,968.86	162,947,763.26	3.841%	6.566%

TOTAL REPAYMENT	4.868%	4.869%	152,631	152,454	99.968%	99.978%	$2,488,839,140.22	$2,481,144,473.02	99.996%	99.976%

Claims in Process (1)	5.066%	5.390%	10	33	0.007%	0.022%	$109,052.01	$589,670.87	0.004%	0.024%
Aged Claims Rejected (2)	0.000%	0.000%	0	0	0.000%	0.000%	$0.00	$0.00	0.000%	0.000%

GRAND TOTAL	4.868%	4.869%	152,641	152,487	100.000%	100.000%	$2,488,948,192.23	$2,481,734,143.89	100.000%	100.000%

(1)	Claims filed and unpaid; includes claims rejected aged less than 6 months.

(2)	Claims rejected (subject to cure) aged 6 months or more; also includes claims deemed incurable pending repurchase.

*	Percentages may not total 100% due to rounding.

VII. 2006-7 Interest Accruals

A	Borrower Interest Accrued During Collection Period	$15,295,639.63
B	Interest Subsidy Payments Accrued During Collection Period	1,869,066.72
C	Special Allowance Payments Accrued During Collection Period	11,319,068.75
D	Investment Earnings Accrued for Collection Period (TRUST ACCOUNTS)	903,155.10
E	Investment Earnings (ADMINISTRATOR ACCOUNTS)	0.00
F	Net Expected Interest Collections	$29,386,930.20
VIII. 2006-7 Accrued Interest Factors

		Accrued		Record Date
		Int Factor	Accrual Period	(Days Prior to Distribution Date)	Rate*	Index
A	Class A-1 Interest Rate	0.011373379	08/10/2006 - 10/25/2006	1 NY Business Day	5.38739%	LIBOR

B	Class A-2 Interest Rate	0.011436712	08/10/2006 - 10/25/2006	1 NY Business Day	5.41739%	LIBOR

C	Class A-3 Interest Rate	0.011500046	08/10/2006 - 10/25/2006	1 NY Business Day	5.44739%	LIBOR

D	Class A-4 Interest Rate	0.011605601	08/10/2006 - 10/25/2006	1 NY Business Day	5.49739%	LIBOR

E	Class A-5 Interest Rate	0.011668934	08/10/2006 - 10/25/2006	1 NY Business Day	5.52739%	LIBOR

F	Class A-6A Interest Rate	0.011795601	08/10/2006 - 10/25/2006	1 NY Business Day	5.58739%	LIBOR

G	Class B Interest Rate	0.011880046	08/10/2006 - 10/25/2006	1 NY Business Day	5.62739%	LIBOR

*	Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt .

IX. 2006-7 Inputs From Initial Period	08/10/2006

A	Total Student Loan Pool Outstanding
	i Portfolio Balance										$2,488,948,192.23
	ii Interest To Be Capitalized										2,704,789.96

	iii Total Pool										$2,491,652,982.19
	iv Specified Reserve Account Balance										6,281,821.00
	v Capitalized Interest										85,000,000.00
	vi Add-on Consolidation Loan Account										12,500,000.00

	vii Total Adjusted Pool										$2,595,434,803.19

B	Total Note Factor		1.000000000
C	Total Note Balance		$2,604,010,000.00

D	Note Balance	08/10/2006	Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6A	Class A-6B	Class A-6C	Class B

	i Current Factor		1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000	1.000000000
	ii Expected Note Balance		$159,000,000.00	$406,000,000.00	$175,000,000.00	$457,000,000.00	$418,890,000.00	$730,000,000.00	$90,000,000.00	$90,000,000.00	$78,120,000.00
	iii Note Principal Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	iv Interest Shortfall		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	v Interest Carryover		$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

E	Reserve Account Balance		$6,281,821.00
F	Unpaid Primary Servicing Fees from Prior Month(s)		$0.00
G	Unpaid Administration fees from Prior Quarter(s)		$0.00
H	Unpaid Carryover Servicing Fees from Prior Quarter(s)		$0.00
I	Interest Due on Unpaid Carryover Servicing Fees		$0.00

X. 2006-7 Trust Account Reconciliations

Reserve Account
i	Beginning of Period Balance	$6,281,821.00
ii	Deposits to correct Shortfall	$0.00
iii	Total Reserve Account Balance Available	$6,281,821.00
iv	Required Reserve Account Balance	$6,241,869.33

v	Shortfall Carried to Next Period	$0.00
vi	Excess Reserve — Release to Collection Account	$39,951.67
vii	Ending Reserve Account Balance	$6,241,869.33

Capitalized Interest Account
Capitalized Interest Account release date		04/25/2007
i	Beginning Balance	$85,000,000.00
ii	Capitalized Interest Release to the Collection Account	$(3,095,413.77)

iii	End of Period Account Balance	$81,904,586.23

Add-on Consolidation Loan Account
Consolidation Loan Add-on Period End Date		12/31/2006
i	Beginning Balance	$12,500,000.00
ii	Add-on Loans Funded during Period	$(2,164,597.35)
iii	Release to Collection Account	$0.00

iv	Ending Balance	$10,335,402.65

Supplemental Loan Purchase Account
Supplemental Purchase Period End Date		08/24/2006
i	Beginning Balance	$8,575,586.34
ii	Supplemental Loan Purchases	$(7,907,076.66)
iii	Release to Collection Account	$(668,509.68)

iv	Ending Balance	$0.00

Floor Income Rebate Account
i	Beginning Balance	$0.00
ii	Deposits during Period	$461.42
iii	Release to Collection Account	$0.00

iv	Ending Balance	$461.42

XI. 2006-7 Waterfall for Distributions

				Remaining
				Funds Balance
A	Total Available Funds ( Section III-N )		$29,252,043.43	$29,252,043.43

B	Primary Servicing Fees-Current Month		$1,037,245.43	$28,214,798.00

C	Administration Fee		$20,000.00	$28,194,798.00

D	Broker/Dealer Fees Due 10/25/2006		$0.00	$28,194,798.00

	Auction Agent Fees Due 10/25/2006		$0.00	$28,194,798.00

E	Class A Noteholders’ Interest Distribution Amounts for 10/25/2006
	i	Class A-1	$1,808,367.24	$26,386,430.76
	ii	Class A-2	$4,643,305.16	$21,743,125.60
	iii	Class A-3	$2,012,507.97	$19,730,617.63
	iv	Class A-4	$5,303,759.71	$14,426,857.92
	v	Class A-5	$4,887,999.95	$9,538,857.97
	vi	Class A-6A	$8,610,788.81	$928,069.16
	vii	Class A-6B	$0.00	$928,069.16
	viii	Class A-6C	$0.00	$928,069.16

	ix	Total Class A Interest Distribution	$27,266,728.84

F	Class B Noteholders’ Interest Distribution Amount		$928,069.16	$0.00

G	i	Class A-1	$0.00	$0.00
	ii	Class A-2	$0.00	$0.00
	iii	Class A-3	$0.00	$0.00
	iv	Class A-4	$0.00	$0.00
	v	Class A-5	$0.00	$0.00
	vi	Class A-6A	$0.00	$0.00
	vii	Class A-6B *	$0.00	$0.00
	viii	Class A-6C *	$0.00	$0.00

	ix	Total Class A Principal Distribution	$0.00

H	Class B Noteholders’ Principal Distribution Amount		$0.00	$0.00

I	Increase to the Specified Reserve Account Balance		$0.00	$0.00

J	Carryover Servicing Fees		$0.00	$0.00

K	ARS Noteholders Carryover Amounts		$0.00	$0.00

L	Excess to Certificateholder		$0.00	$0.00

*	Principal allocable to Auction Rate Securities not payable on the distribution date is paid to the Future Distribution Account for payment on the related Auction Rate Distribution Date.

XII. 2006-7 Triggers

A	Waterfall Triggers
	i	Student Loan Principal Outstanding	$2,481,734,143.89
	ii	Borrower Interest Accrued	15,295,639.63
	iii	Interest Subsidy Payments Accrued	1,869,066.72
	iv	Special Allowance Payments Accrued	11,319,068.75
	v	Capitalized Interest Account Balance	81,904,586.23
	vi	Add-On Account Balance	10,335,402.65
	vii	Reserve Account Balance (after any reinstatement)	6,241,869.33

	viii	Total	$2,608,699,777.20
	ix	Less: Specified Reserve Account Balance	(6,241,869.33)

	x	Total	$2,602,457,907.87

	xi	Class A Notes Outstanding (after application of available funds)	$2,525,890,000.00

	xii	Insolvency Event or Event of Default Under Indenture	N

	xiii	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (xi > x or xii = Y)	N

B	Principal Distribution Triggers
	Has Stepdown Date occurred?		N
		The Stepdown Date is the earlier of (1) 7/25/2012 or (2) the first date on which no class A notes remain outstanding.

	Note Balance Trigger
	i	Class A Notes Outstanding (after application of available funds)	$2,525,890,000.00
	ii	Adjusted Pool Balance	$2,584,894,186.28
	iii	Note Balance Trigger Event Exists (i > ii)	N

	After the Stepdown Date, a Trigger Event in existence results in a Class B Percentage of 0.

		Class A Percentage	100%
		Class B Percentage	0%

XIII. 2006-7 Distributions and Account Reconciliations

A	Distribution Amounts		Class A-1	Class A-2	Class A-3	Class A-4	Class A-5	Class A-6A	Class A-6B	Class A-6C	Class B
	i	Quarterly Interest Due	$1,808,367.24	$4,643,305.16	$2,012,507.97	$5,303,759.71	$4,887,999.95	$8,610,788.81	$0.00	$0.00	$928,069.16
	ii	Quarterly Interest Paid	1,808,367.24	4,643,305.16	2,012,507.97	5,303,759.71	4,887,999.95	8,610,788.81	0.00	0.00	928,069.16

	iii	Interest Shortfall	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	vii	Quarterly Principal Due	$19,115,813.72	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
	viii	Quarterly Principal Paid	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

	ix	Quarterly Principal Shortfall	$19,115,813.72	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00

	x	Total Distribution Amount	$1,808,367.24	$4,643,305.16	$2,012,507.97	$5,303,759.71	$4,887,999.95	$8,610,788.81	$0.00	$0.00	$928,069.16

B	Principal Distribution Reconciliation

	i	Notes Outstanding Principal Balance 9/30/06	$2,604,010,000.00
	ii	Adjusted Pool Balance 9/30/06	2,584,894,186.28

	iii	Notes Balance Exceeding Adjusted Pool (i-ii)	$19,115,813.72

	iv	Adjusted Pool Balance 8/10/06	$2,595,434,803.19
	v	Adjusted Pool Balance 9/30/06	2,584,894,186.28

	vi	Current Principal Due (iv-v)	$10,540,616.91
	vii	Notes Issued Exceeding Adjusted Pool Balance	8,575,196.81

	viii	Principal Distribution Amount (vi + vii)	$19,115,813.72

	ix	Principal Distribution Amount Paid	$—

	x	Principal Shortfall (viii - ix)	$19,115,813.72

C		Total Principal Distribution	$0.00
D		Total Interest Distribution	28,194,798.00

E		Total Cash Distributions	$28,194,798.00

					Paydown		Next ARS
F	Note Balances			08/10/2006	Factor	10/25/2006	Payment Date
	i	A-1 Note Balance	78443GAA3	$159,000,000.00		$159,000,000.00
		A-1 Note Pool Factor		1.000000000	0.000000000	1.000000000

	ii	A-2 Note Balance	78443GAB1	$406,000,000.00		$406,000,000.00
		A-2 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iii	A-3 Note Balance	78443GAC9	$175,000,000.00		$175,000,000.00
		A-3 Note Pool Factor		1.000000000	0.000000000	1.000000000

	iv	A-4 Note Balance	78443GAD7	$457,000,000.00		$457,000,000.00
		A-4 Note Pool Factor		1.000000000	0.000000000	1.000000000

	v	A-5 Note Pool Factor	78443GAE5	$418,890,000.00		$418,890,000.00
		A-5 Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vi	A-6A Note Balance	78443GAF2	$730,000,000.00		$730,000,000.00
		A-6A Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	vii	A-6B Note Balance	78443GAG0	$90,000,000.00		$90,000,000.00	11/09/2006
		A-6B Note Pool Factor		1.0000000000	0.000000000	1.0000000000

	viii	A-6C Note Balance	78443GAH8	$90,000,000.00		$90,000,000.00
		A-6C Note Pool Factor		1.0000000000	0.000000000	1.0000000000	11/13/2006

	ix	B Note Balance	78443GAJ4	$78,120,000.00		$78,120,000.00
		B Note Pool Factor		1.000000000	0.000000000	1.000000000

XIV. 2006-7 Historical Pool Information

		08/10/2006 - 09/30/2006
Beginning Student Loan Portfolio Balance		$2,488,948,192.23

Student Loan Principal Activity
i	Regular Principal Collections	$19,037,242.27
ii	Principal Collections from Guarantor	333,376.00
iii	Principal Reimbursements	987,722.23
iv	Other System Adjustments	0.00

v	Total Principal Collections	$20,358,340.50
Student Loan Non-Cash Principal Activity
i	Other Adjustments	$461.38
ii	Capitalized Interest	(3,073,079.53)

iii	Total Non-Cash Principal Activity	$(3,072,618.15)

Student Loan Principal Purchases		$(10,071,674.01)

(-) Total Student Loan Principal Activity		$7,214,048.34

Student Loan Interest Activity
i	Regular Interest Collections	$9,627,261.07
ii	Interest Claims Received from Guarantors	2,182.88
iii	Collection Fees/Returned Items	1,025.49
iv	Late Fee Reimbursements	41,020.84
v	Interest Reimbursements	3,739.17
vi	Other System Adjustments	0.00
vii	Special Allowance Payments	0.00
viii	Subsidy Payments	0.00

ix	Total Interest Collections	$9,675,229.45

Student Loan Non-Cash Interest Activity
i	Interest Accrual Adjustment	$(857.60)
ii	Capitalized Interest	3,073,079.53

iii	Total Non-Cash Interest Adjustments	$3,072,221.93

Student Loan Interest Purchases		$(18,157.20)

Total Student Loan Interest Activity		$12,729,294.18

(=) Ending Student Loan Portfolio Balance		$2,481,734,143.89

(+) Interest to be Capitalized		$4,678,184.18

(=) TOTAL POOL		$2,486,412,328.07

(+) Capitalized Interest		$81,904,586.23

(+) Add-on Consolidation Loan Account		$10,335,402.65

(+) Reserve Account Balance		$6,241,869.33

(=) Total Adjusted Pool		$2,584,894,186.28

XV. 2006-7 Payment History and CPRs

Distribution	Actual	Since Issued
Date	Pool Balances	CPR *
Oct-06	$2,486,412,328	2.50%

*	Constant Prepayment Rate. Since Issued CPR is based on the current period’s ending pool balance calculated against the period’s projected pool balance as determined at the trust’s statistical cutoff date.